Concentration of risk	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentration of risk

Note 15 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of December 31, 2022 and 2021, $829,258 and $2,597,037 were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $72,000 (RMB 500,000). As of December 31, 2022 and 2021, $372,549 and $1,859,021 are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2022 and 2021, cash balance of $209,561 and $3,693,725 was maintained at financial institutions in Hong Kong, of which $145,219 and $3,565,513 was subject to credit risk, respectively.

HK$500,000 (approximately $64,000) of the Company’s short term investment in Hong Kong is protected by the Investor Compensation Fund. Approximately $6.7 million of the Company’s investment is subject to credit risk.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company’s functional currency is the RMB, and its financial statements are presented in U.S. dollars. The RMB depreciated by 8.2% from December 31, 2021 to December 31, 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the year ended December 31, 2022, one customers accounted for 20.3% of the Company’s total revenues. For the year ended December 31, 2021, four customers accounted for 20.9%, 11.8%, 10.4% and 10.6% of the Company’s total revenues, respectively. For the year ended December 31, 2020, two customers accounted for 34.8% and 13.2% of the Company’s total revenues, respectively.

As of December 31, 2022, two customers accounted for 45.7% and 23.1% of the total balance of accounts receivable, respectively. As of December 31, 2021, four customers accounted for 34.7%, 22.7%, 17.1% and 14.7% of the total balance of accounts receivable, respectively.

Vendor concentration risk

For the year ended December 31, 2022, two vendors accounted for 12.6% and 10.0% of the Company’s total purchases, respectively. For the year ended December 31, 2021, three vendors accounted for 38.4%, 15.0% and 11.9% of the Company’s total purchases, respectively. For the year ended December 31, 2020, two vendors accounted for 19.1% and 10.9% of the Company’s total purchases, respectively.

As of December 31, 2022, two vendors accounted for 20.3% and 66.4% of the total balance of accounts payable, respectively. As of December 31, 2021, two vendors accounted for 73.4% and 23.1% of the total balance of accounts payable, respectively.